Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	70 Months Ended		115 Months Ended	120 Months Ended
		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026		Aug. 31, 2026 [2]	Aug. 31, 2026
U.S. Government Securities Fund® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class A (with sales charge)
Average Annual Return, Percent	[1]	(3.32%)	(1.27%)				0.73%
U.S. Government Securities Fund® - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class C (with sales charge)
Average Annual Return, Percent	[1]	(1.26%)	(1.24%)				0.53%
U.S. Government Securities Fund® - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class F-1
Average Annual Return, Percent	[1]	0.40%	(0.55%)				1.10%
U.S. Government Securities Fund® - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class F-2
Average Annual Return, Percent	[1]	0.73%	(0.23%)				1.40%
U.S. Government Securities Fund® - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class F-3
Average Annual Return, Percent	[1]	0.93%	(0.10%)			1.73%
U.S. Government Securities Fund® - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	(3.08%)	(1.23%)				0.74%
U.S. Government Securities Fund® - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	(1.25%)	(1.29%)				0.73%
U.S. Government Securities Fund® - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 529-E
Average Annual Return, Percent	[1]	0.31%	(0.73%)				0.88%
U.S. Government Securities Fund® - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 529-F-2
Average Annual Return, Percent	[1]	0.81%	(0.23%)	(0.17%)	[3]
U.S. Government Securities Fund® - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 529-F-3
Average Annual Return, Percent	[1]	0.89%	(0.17%)	(0.10%)	[4]
U.S. Government Securities Fund® - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class R-1
Average Annual Return, Percent	[1]	(0.26%)	(1.19%)				0.41%
U.S. Government Securities Fund® - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class R-2
Average Annual Return, Percent	[1]	(0.17%)	(1.19%)				0.43%
U.S. Government Securities Fund® - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class R-2E
Average Annual Return, Percent	[1]	0.04%	(0.92%)				0.70%
U.S. Government Securities Fund® - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class R-3
Average Annual Return, Percent	[1]	0.28%	(0.76%)				0.85%
U.S. Government Securities Fund® - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class R-4
Average Annual Return, Percent	[1]	0.58%	(0.46%)				1.17%
U.S. Government Securities Fund® - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class R-5E
Average Annual Return, Percent	[1]	0.69%	(0.27%)				1.37%
U.S. Government Securities Fund® - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class R-5
Average Annual Return, Percent	[1]	0.87%	(0.17%)				1.47%
U.S. Government Securities Fund® - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class R-6
Average Annual Return, Percent	[1]	0.84%	(0.12%)				1.51%
Without Sales Load [Member] | U.S. Government Securities Fund® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class A (without sales charge)
Average Annual Return, Percent	[1]	0.45%	(0.51%)				1.12%
Without Sales Load [Member] | U.S. Government Securities Fund® - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class C (without sales charge)
Average Annual Return, Percent	[1]	(0.29%)	(1.24%)				0.53%
Without Sales Load [Member] | U.S. Government Securities Fund® - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	0.44%	(0.53%)				1.10%
Without Sales Load [Member] | U.S. Government Securities Fund® - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	(0.28%)	(1.29%)				0.73%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[5]	1.89%	(0.29%)	(0.17%)	[3],[4]	1.78%	1.40%
Bloomberg U.S. Government/Mortgage Backed Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government/Mortgage Backed Securities Index
Average Annual Return, Percent	[5]	1.84%	(0.41%)	(0.48%)	[3],[4]	1.35%	0.99%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class F-3 shares were first offered on January 27, 2017.
[3]	Class 529-F-2 shares were first offered on October 30, 2020.
[4]	Class 529-F-3 shares were first offered on October 30, 2020.
[5]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.